Document Control

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Funds Target Date Retirement Series
File No. 333-138648 and No. 811-21981

Dear Sir or Madam:

On behalf of American Funds Target Date Retirement Series (the “Series”), we hereby file Form N-1A Registration Statement Post-Effective Amendment No. 39 under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 41 under the Investment Company Act of 1940 to the Series’ Registration Statement on Form N-1A (such amendments, collectively, the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 of the 1933 Act due to the addition of a new fund to the Series: American Funds 2070 Target Date Retirement Fund. Please note that while the registration statement covers all funds in the Series, this Post-Effective Amendment shows only the new fund. We propose that the registration statement become effective on January 1, 2024, and undertake to file a subsequent Post-Effective Amendment pursuant to paragraph (b) of Rule 485 of the 1933 Act prior to January 1, 2024, to reflect any comments received from the Securities and Exchange Commission and to update certain data and exhibits for the new fund.

If you have any questions about the enclosed, please telephone Tim Moon at (213) 615-0050.

/s/ Courtney R. Taylor

Courtney R. Taylor

Secretary